FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The Company may elect to measure financial instruments and certain other items at fair value. This fair value option would be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability or firm commitment or, when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company has not elected the fair value measurement option for eligible items.
Fair-Value Hierarchy
The hierarchy of valuation techniques for financial instruments is based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s market assumptions. These two types of inputs have created the following fair-value hierarchy:
Level 1 - Quoted prices for identical instruments in active markets.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 3 - Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
This hierarchy requires the use of observable market data when available.
Determination of Fair Value
When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will use observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.
If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.
The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models, and the key inputs to those models as well as any significant assumptions.
Derivatives
CNH Industrial utilizes derivative instruments to mitigate its exposure to interest rate and foreign currency exposures. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. CNH Industrial does not hold or enter into derivative or other financial instruments for speculative purposes. The credit and market risk related to derivatives is reduced through diversification among various counterparties, utilizing mandatory termination clauses and/or collateral support agreements. Derivative instruments are generally classified as Level 2 in the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the condensed consolidated statements of cash flows.
Foreign Exchange Derivatives
CNH Industrial has entered into foreign exchange forward contracts and swaps in order to manage and preserve the economic value of cash flows in a currency different from the functional currency of the relevant legal entity. CNH Industrial conducts its business on a global basis in a wide variety of foreign currencies and hedges foreign currency exposures arising from various receivables, liabilities, and expected inventory purchases and sales. Derivative instruments utilized to hedge the foreign currency risk associated with anticipated inventory purchases and sales in foreign currencies are designated as cash flow hedges. Gains and losses on these instruments are deferred in accumulated other comprehensive income (loss) and recognized in earnings when the related transaction occurs. If a derivative instrument is terminated because the hedge relationship is no longer effective or because the hedged item is a forecasted transaction that is no longer determined to be probable, the cumulative amount recorded in accumulated other comprehensive income (loss) is recognized immediately in earnings. Such amounts were insignificant in all periods presented.
CNH Industrial also uses forwards and swaps to hedge certain assets and liabilities denominated in foreign currencies. Such derivatives are considered economic hedges and not designated as hedging instruments. The changes in the fair values of these instruments are recognized directly in income in “Other, net” and are expected to offset the foreign exchange gains or losses on the exposures being managed.
All of CNH Industrial’s foreign exchange derivatives are considered Level 2 as the fair value is calculated using market data input and can be compared to actively traded derivatives. The total notional amount of CNH Industrial’s foreign exchange derivatives was $7.9 billion and $7.2 billion at June 30, 2019 and December 31, 2018, respectively.
Interest Rate Derivatives
CNH Industrial has entered into interest rate derivatives (swaps and caps) in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated as cash flow hedges are being used by the Company to mitigate the risk of rising interest rates related to existing debt and anticipated issuance of fixed-rate debt in future periods. Gains and losses on these instruments are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which CNH Industrial recognizes interest expense on the related debt.
Interest rate derivatives that have been designated as fair value hedge relationships have been used by CNH Industrial to mitigate the volatility in the fair value of existing fixed rate bonds and medium-term notes due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “Interest expense” in the period in which they occur and an offsetting gain or loss is also reflected in “Interest expense” based on changes in the fair value of the debt instrument being hedged due to changes in floating interest rate benchmarks.
CNH Industrial also enters into offsetting interest rate derivatives with substantially similar terms that are not designated as hedging instruments to mitigate interest rate risk related to CNH Industrial’s committed asset-backed facilities. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income. Net gains and losses on these instruments were insignificant for the three and six months ended June 30, 2019 and 2018.
All of CNH Industrial’s interest rate derivatives outstanding as of June 30, 2019 and December 31, 2018 are considered Level 2. The fair market value of these derivatives is calculated using market data input and can be compared to actively traded derivatives. The total notional amount of CNH Industrial’s interest rate derivatives was approximately $5.1 billion and $5.4 billion at June 30, 2019 and December 31, 2018, respectively.
Financial Statement Impact of CNH Industrial Derivatives

The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges on accumulated other comprehensive income (loss) and net income during the three months and six months ended June 30, 2019 and 2018 (in millions):

		Recognized in Net Income
For the Three Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2019
Foreign exchange contracts	$18
		Net sales	1
		Cost of goods sold	(18)
		Other, Net	4
Interest rate contracts	(11)	Interest expense	(2)
Total	$7		$(15)
2018
Foreign currency contracts	$(17)
		Net sales	1
		Cost of goods sold	8
		Other, Net	9
Interest rate contracts	11	Interest expense	(1)
Total	$(6)		$17

		Recognized in Net Income
For the Six Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2019
Foreign exchange contracts	(44)
		Net sales	(4)
		Cost of goods sold	(29)
		Other, Net	(7)
Interest rate contracts	(20)	Interest expense	(3)
Total	(64)		$(43)
2018
Foreign currency contracts	11
		Net sales	1
		Cost of goods sold	20
		Other, Net	14
Interest rate contracts	14	Interest expense	(2)
Total	$25		$33

The following table summarizes the activity in accumulated other comprehensive income related to the derivatives held by the Company during the six months ended June 30, 2019 and 2018:

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2018	$(23)	$1	$(22)
Net changes in fair value of derivatives	(64)	10	(54)
Net losses reclassified from accumulated other comprehensive income into income	43	(6)	37
Accumulated derivative net losses as of June 30, 2019	$(44)	$5	$(39)

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2017	$1	$—	$1
Net changes in fair value of derivatives	25	(1)	24
Net losses reclassified from accumulated other comprehensive income into income	(33)	4	(29)
Accumulated derivative net losses as of June 30, 2018	$(7)	$3	$(4)

The following tables summarize the impact that changes in the fair value of fair value hedges and derivatives not designated as hedging instruments had on earnings (in millions) for the three and six months ended June 30, 2019:

		For the Three Months Ended June 30,
	Classification of Gain	2019	2018
Fair Value Hedges
Interest rate derivatives	Interest expense	$20	$(3)

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$(44)	$89

		For the Six Months Ended June 30,
	Classification of Gain	2019	2018
Fair Value Hedges
Interest rate derivatives	Interest expense	$31	$(10)

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$(68)	$109

The fair values of CNH Industrial’s derivatives as of June 30, 2019 and December 31, 2018 in the condensed consolidated balance sheets are recorded as follows:

	June 30, 2019		December 31, 2018
in millions of dollars	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	55	Derivative assets	21
Foreign currency contracts	Derivative assets	34	Derivative assets	52
Total derivative assets designated as hedging instruments		89		73
Interest rate contracts	Derivative liabilities	41	Derivative liabilities	29
Foreign currency contracts	Derivative liabilities	52	Derivative liabilities	41
Total derivative liabilities designated as hedging instruments		93		70
Derivatives not designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	1	Derivative assets	1
Foreign currency contracts	Derivative assets	17	Derivative assets	24
Total derivative assets not designated as hedging instruments		18		25
Interest rate contracts	Derivative liabilities	1	Derivative liabilities	—
Foreign currency contracts	Derivative liabilities	28	Derivative liabilities	38
Total derivative liabilities not designated as hedging instruments		29		38

Items Measured at Fair Value on a Recurring Basis
The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2019 and December 31, 2018:

	Level 1		Level 2		Total
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$51	$76	$51	$76
Interest rate derivatives	—	—	56	22	56	22
Investments	1	1	—	—	1	1
Total Assets	$1	$1	$107	$98	$108	$99
Liabilities
Foreign exchange derivatives	$—	$—	$(80)	$(79)	$(80)	$(79)
Interest rate derivatives	—	—	(42)	(29)	(42)	(29)
Total Liabilities	$—	$—	$(122)	$(108)	$(122)	$(108)

Fair Value of Other Financial Instruments
The carrying value of cash and cash equivalents, restricted cash, trade accounts receivable and accounts payable included in the condensed consolidated balance sheets approximates its fair value.
Financial Instruments Not Carried at Fair Value
The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of June 30, 2019 and December 31, 2018 are as follows:

	June 30, 2019		December 31, 2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$19,734	$19,577	$19,167	$19,017
Debt	$24,369	$24,653	$24,445	$24,481

Financing Receivables
The fair value of financing receivables is based on the discounted values of their related cash flows at current market interest rates and they are classified as a Level 3 fair value measurement.
Debt
All debt is classified as a Level 2 fair value measurement with the exception of bonds issued by CNH Industrial Finance Europe S.A. and bonds issued by CNH Industrial N.V. that are classified as a Level 1 fair value measurement.